Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [abstract]
SEGMENT INFORMATION

6. SEGMENT INFORMATION

Telesat operates in a single operating segment, in which it provides satellite-based services to its broadcast, enterprise and consulting customers around the world.

The Company derives revenue from the following services:

Broadcast — Direct-to-home television, video distribution and contribution, and occasional use services.

Enterprise — Telecommunication carrier and integrator, government, consumer broadband, resource, maritime and aeronautical, retail and satellite operator services.

Consulting and other — Consulting services related to space and earth segments, government studies, satellite control services, and research and development.

Revenue derived from the above services were as follows:

For the years ended December 31,	2022	2021	2020
Broadcast	$358,661	$390,815	$411,407
Enterprise	388,985	354,126	389,696
Consulting and other	11,523	13,271	19,365
Revenue	$759,169	$758,212	$820,468

Equipment sales included within the various services were as follows:

For the years ended December 31,	2022	2021	2020
Broadcast	$81	$67	$1,300
Enterprise	28,071	10,023	13,693
Revenue	$28,152	$10,090	$14,993

Geographic Information

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

For the years ended December 31,	2022	2021	2020
Canada	$330,533	$330,832	$362,939
United States	289,946	292,474	307,433
Latin America & Caribbean	57,842	55,818	64,024
Asia & Australia	45,082	38,266	41,362
Europe, Middle East & Africa	35,766	40,822	44,710
Revenue	$759,169	$758,212	$820,468

For disclosure purposes, the satellites and the intangible assets have been classified based on ownership. Satellites, property and other equipment and intangible assets by geographic regions were allocated as follows:

As at December 31,	2022	2021
Canada	$784,261	$812,478
United Kingdom	525,672	541,126
United States	36,612	54,390
Europe, Middle East & Africa (excluding United Kingdom)	15,344	19,310
All others	2,195	2,384
Satellites, property and other equipment	$1,364,084	$1,429,688
As at December 31,	2022	2021
Canada	$698,336	$706,083
United States	40,647	38,039
Latin America & Caribbean	12,754	12,643
All others	5,141	5,894
Intangible assets	$756,878	$762,659

Other long-term assets by geographic regions were allocated as follows:

As at December 31	2022	2021
Canada	$47,977	$30,979
United Kingdom	—	275
Other long-term assets	$47,977	$31,254

Goodwill was not allocated to geographic regions.

Major Customers

For the years ended December 31, 2022, 2021 and 2020 there were two significant customers each representing more than 10% of consolidated revenue.